CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 440.3	$ 489.2
Short-term deposits with initial maturities of three months or less	174.8	174.9
Cash and cash equivalents	$ 615.1	$ 664.1	$ 652.0